Contract Liabilities - Summary Of Contract liabilities (Detail) ¥ in Millions	Dec. 31, 2018 CNY (¥)
Contract liabilities [abstract]
Sales in advance of carriage	¥ 7,638
Frequent flyer program liabilities	2,046
Advance from customers	712
Contract liabilities	10,396
Current portion	8,811
Non-current portion	¥ 1,585